INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2024	2023
Finished goods	$94,207	$100,613
Raw materials and supplies	2,948,542	3,275,392
	$3,042,749	$3,376,005